Cover	May 26, 2023
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY, INC.
Entity Central Index Key	0001441082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 26, 2023
Entity Incorporation State Country Code	NV
Entity File Number	333-152805
Entity Tax Identification Number	26-2862618
Entity Address Address Line 1	135 W 50th Street
Entity Address City Or Town	New York
Entity Address Address Line 2	2nd Floor
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10020
City Area Code	866
Local Phone Number	241-0670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false